Equity - Schedule of Dividends (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Dividends [Abstract]
Income for the year	R$ 138,019	R$ 226,867	R$ 268,536
(-) Constitution of legal reserve (5% of net income)	(6,901)	(11,343)
Adjusted profit for the year	131,118	215,524
(-) Mandatory minimum dividends - 25% of adjusted net income	(32,780)	(53,881)
(-) Additional dividends proposed	(42,220)	(101,119)
Proposed dividends	(75,000)	(155,000)
(-) Additional dividends proposed on profit reserve
Total dividends	(75,000)	(155,000)
Constitution of reserve for investments and expansion	R$ 56,118	R$ 60,524
Total shares of paid up capital (per thousand shares) (in Shares)	102,683	102,683
(-) Treasury shares (per thousand shares) (in Shares)	(3,068)	(3,068)
(=) Outstanding shares (per thousand shares) (in Shares)	99,615	99,615
Dividend per share (R$) (in Brazil Real per share)	R$ 0.75	R$ 1.51